Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of Major Classes of Line Items Constituting Discontinued Operations

Major classes of line items constituting the balance sheet of discontinued operations:

(In thousands)	March 31, 2025	December 31, 2024
Assets
Accounts receivable and other receivables	$96	$96
Total assets	$96	$96

Major classes of line items constituting net loss from discontinued operations:

	Three Months Ended March 31,
	2025	2024
(In thousands)
Product revenue	$—	$268
Cost of revenues	—	(349)
Research and development	—	(267)
Loss on sale of property and equipment	—	(2)
Selling, general and administrative	—	(1,126)
Net loss from discontinued operations	$—	$(1,476)

The following table presents cash and non-cash items of discontinued operations:

	Three Months Ended March 31,
(In thousands)	2025	2024
Depreciation	$—	$32
Loss on sale of property and equipment	$—	$2
Inventories	$—	$243
Accounts payable and accrued expenses	$—	$(109)
Proceeds from sale of property and equipment	$—	$17

Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of Major Classes of Line Items Constituting Discontinued Operations

Major classes of line items constituting the balance sheet of discontinued operations:

	GoodWheat
(In thousands)	December 31, 2024	December 31, 2023
Assets
Accounts receivable and other receivables	$96	$8
Inventories, net — current	—	1,121
Property and equipment, net	—	314
Inventories, net — noncurrent	—	3,158
Total assets	$96	$4,601

Liabilities
Accounts payable and accrued expenses	$—	$500
Total liabilities	$—	$500

Major classes of line items constituting net loss from discontinued operations:

	GoodWheat		Body Care

	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
(In thousands)
Product revenue	$372	$876	$—	$357
Cost of revenues	(691)	(1,126)	—	(314)
Research and development	(400)	(1,323)	—	—
Gain on sale of property and equipment	65	11	—	—
Selling, general and administrative	(2,067)	(6,274)	—	(864)
Net loss from discontinued operations	$(2,721)	$(7,836)	$—	$(821)

The following table presents significant cash and non-cash items of discontinued operations:

	GoodWheat		Body Care
	Year Ended December 31,		Year Ended December 31,
(In thousands)	2024	2023	2024	2023
Depreciation	$45	$151	$—	$24
Write-down of inventories	$—	$275	$—	$—
Gain on disposal of property and equipment	$(65)	$(11)	$—	$—
Accounts receivable and other receivables	$(88)	$(8)	$—	$66
Inventories	$(575)	$(2,969)	$—	$250
Prepaid expenses and other current assets	$—	$—	$—	$14
Accounts payable and accrued expenses	$(501)	$26	$—	$(26)
Proceeds from sale of property and equipment	$334	$48	$—	$—